Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Jan. 03, 2021	Dec. 29, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 250,329	$ 265,174
Less accumulated depreciation and amortization	(152,462)	(133,284)
Property and equipment, net	97,867	131,890
Land and land improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,264	12,851
Owned buildings
Property, Plant and Equipment [Line Items]
Property and equipment, gross	0	8,385
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	128,918	123,172
Equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	118,988	119,594
Assets subject to finance leases
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,159	$ 1,172